Other reserves, derivative warrant liabilities, and earnouts liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other reserves, derivative warrant liabilities, and earnouts liabilities
Summary of derivative warrant liabilities

	As of 31 December
	2025	2024
	USD	USD
Opening balance	669,156	106,420
Issuance of warrants	1,526,226	—
Change in fair value during the year	(1,794,576)	562,736
Ending balance	400,806	669,156